Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
	Summary Compensation	Compensation	Average Summary Compensation	Average Compensation	Total Shareholder	Peer Group Total
Year(1)	Table Total for PEO	Actually Paid to PEO (2)	Table Total for Non-PEO NEOs	Actually Paid to Non-PEO NEOs (2)	Return (“TSR”)	Shareholder Return (3)	Net Income ($Millions) (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2022	$1,141,723	($574,303,416)	$10,821,328	($24,933,327)	$41	$97	($934)
2021	$232,786,391	$744,614,451	$17,782,544	$62,958,728	$148	$135	($503)
(1)	The PVP table reflects required disclosures for fiscal years 2022 and 2021, the year the Company first became a reporting company pursuant to Section 13(a) or Section 15(d) of the Exchange Act. The Principal Executive Officer (“PEO”) in both reporting years is David Baszucki. The non-PEO NEOs in the 2022 reporting year are Michael Guthrie, Daniel Sturman, Barbara Messing and Mark Reinstra. The non-PEO NEOs in the 2021 reporting year are Michael Guthrie, Daniel Sturman, Manuel Bronstein, and Craig Donato.
(2)	“Compensation Actually Paid” (“CAP”) is calculated by taking Summary Compensation Table total compensation: a) less the stock award and stock option grant values; b) plus the year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year. The Company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. Reconciliation of the Summary Compensation Table total compensation and CAP is summarized in the following table:

	PEO(i)(ii)(iii)
Fiscal Year	2021	2022
SCT Total Compensation	$232,786,391	$1,141,723
- Stock and Option Award Values Reported in SCT for the Covered Year	($232,185,000)	$0
+ Fair Value of Outstanding Unvested Stock and Option Awards Granted in Covered Year	$562,902,500	$0
+ Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$124,170,175	($505,206,983)
+ Fair Value of Stock and Option Awards Granted in Covered Year that Vested	$0	$0
+ Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	$56,940,386	($70,238,155)
- Fair Value of Stock and Option Awards Forfeited during the Covered Year	$0	$0
Compensation Actually Paid	$744,614,451	($574,303,416)

	Average Non-NEO PEO(i)(ii)(iii)
Fiscal Year	2021	2022
SCT Total	$17,782,544	$10,821,328
- Stock and Option Award Values Reported in SCT for the Covered Year	($17,250,250)	($10,186,758)
+ Fair Value of Outstanding Unvested Stock and Option Awards Granted in Covered Year	$21,196,156	$4,768,744
+ Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$22,690,135	($18,691,504)
+ Fair Value of Stock and Option Awards Granted in Covered Year that Vested	$3,744,929	$1,994,756
+ Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	$14,795,214	($13,639,893)
- Fair Value of Stock and Option Awards Forfeited during the Covered Year	$0	$0
Compensation Actually Paid	$62,958,728	($24,933,327)
i.	The fair value of performance share units used to calculate CAP was determined using a Monte Carlo simulation valuation model, in accordance with FASB ASC 718. The fair value of restricted stock units used to calculate CAP was determined using the grant date fair value, in accordance with FASB ASC 718.
ii.	The fair value of option awards used to calculate CAP was determined using the Black-Scholes option pricing model, in accordance with FASB 718.
iii.	Due to rounding, the total Compensation Actually Paid may not be the precise value obtained by adding and subtracting the numbers in the column.
(3)	The peer group index is comprised of the S&P 500 Information Technology Index, which is the industry line peer group reported in our Annual Report on Form 10 - K filed with the SEC on February 28, 2023.
(4)	Represents the Company's consolidated net loss, which includes the loss attributable to its noncontrolling interest.

Named Executive Officers, Footnote [Text Block]
(1)	The PVP table reflects required disclosures for fiscal years 2022 and 2021, the year the Company first became a reporting company pursuant to Section 13(a) or Section 15(d) of the Exchange Act. The Principal Executive Officer (“PEO”) in both reporting years is David Baszucki. The non-PEO NEOs in the 2022 reporting year are Michael Guthrie, Daniel Sturman, Barbara Messing and Mark Reinstra. The non-PEO NEOs in the 2021 reporting year are Michael Guthrie, Daniel Sturman, Manuel Bronstein, and Craig Donato.

Peer Group Issuers, Footnote [Text Block]
(3)	The peer group index is comprised of the S&P 500 Information Technology Index, which is the industry line peer group reported in our Annual Report on Form 10 - K filed with the SEC on February 28, 2023.
(4)	Represents the Company's consolidated net loss, which includes the loss attributable to its noncontrolling interest.

PEO Total Compensation Amount	$ 1,141,723	$ 232,786,391
PEO Actually Paid Compensation Amount	$ (574,303,416)	744,614,451
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	“Compensation Actually Paid” (“CAP”) is calculated by taking Summary Compensation Table total compensation: a) less the stock award and stock option grant values; b) plus the year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year. The Company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. Reconciliation of the Summary Compensation Table total compensation and CAP is summarized in the following table:

Non-PEO NEO Average Total Compensation Amount	$ 10,821,328	17,782,544
Non-PEO NEO Average Compensation Actually Paid Amount	$ (24,933,327)	62,958,728
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	“Compensation Actually Paid” (“CAP”) is calculated by taking Summary Compensation Table total compensation: a) less the stock award and stock option grant values; b) plus the year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year. The Company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. Reconciliation of the Summary Compensation Table total compensation and CAP is summarized in the following table:

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

As discussed above, the most important financial performance measure the Committee used to link executive compensation to performance in 2022 was stock price, which is reflected in our TSR shown in the table above.

In addition to stock price, compensation decisions are made each year taking into account a number of other factors. Target pay levels are primarily set based on individual performance, scope of responsibility, and an annual assessment of pay competitiveness within the market, but aside from stock price, no additional financial performance measures were used by the Company to link compensation actually paid to our NEOs in fiscal year 2022 to our performance.

Relationship between CAP and TSR

The graph below reflects the relationship between the PEO and Average Non-PEO NEO CAP for the reporting year and the Company and S&P 500 Information Technology Index cumulative indexed TSR between March 10, 2021 (the date that our Class A common stock commenced trading on the NYSE) through December 31, 2022:

Total Shareholder Return Vs Peer Group [Text Block]

As discussed above, the most important financial performance measure the Committee used to link executive compensation to performance in 2022 was stock price, which is reflected in our TSR shown in the table above.

In addition to stock price, compensation decisions are made each year taking into account a number of other factors. Target pay levels are primarily set based on individual performance, scope of responsibility, and an annual assessment of pay competitiveness within the market, but aside from stock price, no additional financial performance measures were used by the Company to link compensation actually paid to our NEOs in fiscal year 2022 to our performance.

Relationship between CAP and TSR

The graph below reflects the relationship between the PEO and Average Non-PEO NEO CAP for the reporting year and the Company and S&P 500 Information Technology Index cumulative indexed TSR between March 10, 2021 (the date that our Class A common stock commenced trading on the NYSE) through December 31, 2022:

Total Shareholder Return Amount	$ 41	148
Peer Group Total Shareholder Return Amount	97	135
Net Income (Loss)	$ (934,000,000)	(503,000,000)
PEO Name	David Baszucki
PEO [Member] | Stock and Option Award Values Reported in SCT for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	(232,185,000)
PEO [Member] | Fair Value of Outstanding Unvested Stock and Option Awards Granted in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	562,902,500
PEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(505,206,983)	124,170,175
PEO [Member] | Fair Value of Stock and Option Awards Granted in Covered Year that Vested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(70,238,155)	56,940,386
PEO [Member] | Fair Value of Stock and Option Awards Forfeited during the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Stock and Option Award Values Reported in SCT for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,186,758)	(17,250,250)
Non-PEO NEO [Member] | Fair Value of Outstanding Unvested Stock and Option Awards Granted in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,768,744	21,196,156
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,691,504)	22,690,135
Non-PEO NEO [Member] | Fair Value of Stock and Option Awards Granted in Covered Year that Vested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,994,756	3,744,929
Non-PEO NEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,639,893)	14,795,214
Non-PEO NEO [Member] | Fair Value of Stock and Option Awards Forfeited during the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0